UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Alternative Strategy Fund. Effective February 1, 2014, MFS Diversified Target Return Fund was redesignated as “MFS Global Alternative Strategy Fund.”

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® DIVERSIFIED TARGET RETURN FUND

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 65.0%
Aerospace - 1.5%
BE Aerospace, Inc. (a)	1,830	$145,430
Boeing Co.	1,553	194,529
FLIR Systems, Inc.	2,570	81,520
Honeywell International, Inc.	610	55,650
Lockheed Martin Corp.	7,550	1,139,371
MTU Aero Engines AG	720	63,945
Northrop Grumman Corp.	4,860	561,573
Precision Castparts Corp.	3,162	805,520
Raytheon Co.	2,840	269,999
Saab AB, “B”	3,410	88,485
TransDigm Group, Inc.	706	117,923
United Technologies Corp.	5,010	571,240

		$4,095,185
Airlines - 0.4%
Alaska Air Group, Inc.	700	$55,349
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	6,830	79,501
Copa Holdings S.A., “A”	5,018	655,853
Delta Air Lines, Inc.	2,340	71,627
Stagecoach Group PLC	26,326	157,443
United Continental Holdings, Inc. (a)	910	41,714

		$1,061,487
Alcoholic Beverages - 0.8%
Beam, Inc.	3,000	$249,900
Constellation Brands, Inc., “A” (a)	1,800	138,006
Diageo PLC, ADR	3,160	379,358
Heineken N.V.	9,348	570,622
Pernod Ricard S.A.	7,655	822,227

		$2,160,113
Apparel Manufacturers - 1.4%
Adidas AG	2,997	$335,046
Christian Dior S.A.	707	129,394
Gerry Weber International AG	3,376	150,256
Guess?, Inc.	2,740	76,857
Hanesbrands, Inc.	4,570	325,110
Li & Fung Ltd.	416,000	572,821
LVMH Moet Hennessy Louis Vuitton S.A.	6,288	1,120,715
Michael Kors Holdings Ltd. (a)	7,225	577,494
NIKE, Inc., “B”	350	25,498
PVH Corp.	1,904	230,136
VF Corp.	7,406	432,881
Vince Holding Corp. (a)	2,100	49,056

		$4,025,264
Automotive - 1.6%
Autoliv, Inc.	1,070	$97,017
Delphi Automotive PLC	4,400	267,916
DENSO Corp.	3,800	196,405
Dorman Products, Inc. (a)	420	21,907
General Motors Co.	19,650	708,972
Goodyear Tire & Rubber Co.	31,060	734,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - continued
Guangzhou Automobile Group Co. Ltd., “H”	110,000	$107,893
Honda Motor Co. Ltd.	25,200	946,848
Kia Motors Corp.	1,370	68,592
LKQ Corp. (a)	5,060	136,974
Tofas Turk Otomobil Fabriikasi A.S.	7,486	35,294
TRW Automotive Holdings Corp. (a)	7,870	583,561
USS Co. Ltd.	31,400	429,021

		$4,335,280
Biotechnology - 0.9%
Abcam PLC	18,478	$157,955
Alexion Pharmaceuticals, Inc. (a)	5,040	799,999
Amgen, Inc.	3,141	373,622
Biogen Idec, Inc. (a)	2,289	715,633
Celgene Corp. (a)	1,259	191,280
Gilead Sciences, Inc. (a)	350	28,228
Illumina, Inc. (a)	1,420	215,840
MiMedx Group, Inc. (a)	4,930	38,651

		$2,521,208
Broadcasting - 1.1%
Discovery Communications, Inc., “A” (a)	2,515	$200,647
Havas S.A.	20,672	162,180
Interpublic Group of Companies, Inc.	4,740	77,357
Nippon Television Holdings, Inc.	20,900	357,032
Publicis Groupe	8,229	730,056
RetailMeNot, Inc. (a)	2,190	77,548
Rightmove PLC	4,694	195,381
Scripps Networks Interactive, Inc., “A”	1,370	99,352
Stroer Media AG (a)	4,380	76,854
Time Warner, Inc.	510	32,043
Twenty-First Century Fox, Inc.	1,940	61,731
Twenty-First Century Fox, Inc., “B”	13,700	427,988
Viacom, Inc., “B”	4,640	380,944
Walt Disney Co.	610	44,292

		$2,923,405
Brokerage & Asset Managers - 1.2%
Affiliated Managers Group, Inc. (a)	1,664	$331,535
BlackRock, Inc.	1,428	429,071
BM&F Bovespa S.A.	70,400	279,762
Computershare Ltd.	50,243	489,448
Evercore Partners, Inc.	700	39,088
Franklin Resources, Inc.	801	41,660
FXCM, Inc., “A”	3,320	56,905
IG Group Holdings PLC	19,554	201,387
IntercontinentalExchange Group, Inc.	4,352	908,654
LPL Financial Holdings, Inc.	2,200	117,766
NASDAQ OMX Group, Inc.	5,330	203,340
Schroders PLC	5,388	218,510
TD Ameritrade Holding Corp.	2,140	66,875

		$3,384,001
Business Services - 3.5%
Accenture PLC, “A”	21,630	$1,727,804
Amadeus Holdings AG	19,588	775,510

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Brenntag AG	372	$64,220
Bright Horizons Family Solutions, Inc. (a)	7,020	257,985
Brunel International N.V.	2,411	141,824
Bunzl PLC	27,761	633,432
Cognizant Technology Solutions Corp., “A” (a)	2,750	266,530
Compass Group PLC	127,040	1,901,498
Constant Contact, Inc. (a)	4,850	130,999
Copart, Inc. (a)	1,380	47,306
Experian Group Ltd.	3,717	63,548
Fidelity National Information Services, Inc.	2,280	115,596
FleetCor Technologies, Inc. (a)	13,170	1,400,234
Forrester Research, Inc.	2,910	109,241
Gartner, Inc. (a)	4,640	326,331
Global Payments, Inc.	1,890	124,910
Intertek Group PLC	4,748	221,044
Jones Lang LaSalle, Inc.	1,820	207,953
Mitsubishi Corp.	3,200	59,018
Nomura Research Institute Ltd.	5,400	176,414
Performant Financial Corp. (a)	4,100	34,973
Premier Farnell PLC	41,720	149,169
RE/MAX Holdings, Inc., “A” (a)	2,460	71,734
Realogy Holdings Corp. (a)	2,240	102,077
Resources Connection, Inc.	7,540	101,639
Serco Group PLC	18,588	133,564
Sodexo	2,241	220,910
Verisk Analytics, Inc., “A” (a)	1,700	108,562
Xoom Corp. (a)	2,670	73,131

		$9,747,156
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	978	$133,986
Comcast Corp., “A”	17,058	928,808
Comcast Corp., “Special A”	9,610	503,084
Dish Network Corp., “A” (a)	770	43,413
Time Warner Cable, Inc.	10,473	1,395,737
Ziggo N.V.	2,551	110,906

		$3,115,934
Chemicals - 1.1%
3M Co.	2,446	$313,553
Celanese Corp.	1,590	80,518
CF Industries Holdings, Inc.	1,657	382,535
Givaudan S.A.	347	513,620
LyondellBasell Industries N.V., “A”	10,370	816,741
Marrone Bio Innovations, Inc. (a)	690	10,964
Monsanto Co.	4,689	499,613
PPG Industries, Inc.	1,540	280,834
Victrex PLC	3,114	91,222

		$2,989,600
Computer Software - 2.1%
Aspen Technology, Inc. (a)	13,220	$602,435
Citrix Systems, Inc. (a)	5,804	313,822
CommVault Systems, Inc. (a)	1,580	109,131
Dassault Systemes S.A.	446	52,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Intuit, Inc.	2,203	$161,370
Microsoft Corp.	9,920	375,472
OBIC Co. Ltd.	8,900	274,461
Oracle Corp.	30,572	1,128,107
PTC, Inc. (a)	14,040	500,947
Qlik Technologies, Inc. (a)	8,850	239,127
Rovi Corp. (a)	4,570	96,930
Salesforce.com, Inc. (a)	651	39,405
SolarWinds, Inc. (a)	2,500	99,725
Symantec Corp.	36,950	791,100
TIBCO Software, Inc. (a)	5,110	108,792
VeriSign, Inc. (a)	14,479	850,641

		$5,744,345
Computer Software - Systems - 1.8%
Apple, Inc. (s)	660	$330,396
CDW Corp.	450	10,652
Cvent, Inc. (a)	1,320	50,437
E2open, Inc. (a)	1,900	45,505
EMC Corp.	11,543	279,802
Exa Corp. (a)	1,990	28,019
Fleetmatics Group PLC (a)	15,280	611,353
Hewlett-Packard Co.	41,240	1,195,960
Ingram Micro, Inc., “A” (a)	7,090	177,392
International Business Machines Corp.	6,406	1,131,812
Linx S.A.	1,400	25,439
MiX Telematics Ltd., ADR (a)	3,590	42,757
Model N, Inc. (a)	10,540	104,346
NCR Corp. (a)	2,010	70,732
NICE Systems Ltd.	4,165	164,019
NICE Systems Ltd., ADR	3,960	156,222
Recall Holdings Ltd. (a)	9,665	37,978
SciQuest, Inc. (a)	3,040	80,378
SS&C Technologies Holdings, Inc. (a)	5,710	221,662
Vantiv, Inc., “A” (a)	6,220	188,715
Xerox Corp.	10,010	108,609

		$5,062,185
Conglomerates - 0.1%
DCC PLC	3,511	$159,588
First Pacific Co. Ltd.	112,000	111,545
Hutchison Whampoa Ltd.	6,000	73,729

		$344,862
Construction - 0.4%
Beacon Roofing Supply, Inc. (a)	1,220	$46,104
Bellway PLC	8,307	212,212
Geberit AG	1,738	504,540
Lennox International, Inc.	530	45,877
Semen Indonesia Persero Tbk PT	67,500	78,743
Stanley Black & Decker, Inc.	1,281	99,149

		$986,625
Consumer Products - 1.1%
Colgate-Palmolive Co.	555	$33,983
Estee Lauder Cos., Inc., “A”	4,216	289,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - continued
Henkel KGaA, IPS	5,084	$551,149
International Flavors & Fragrances, Inc.	710	61,543
Kao Corp.	16,500	522,704
Newell Rubbermaid, Inc.	4,740	146,466
Procter & Gamble Co.	930	71,257
Reckitt Benckiser Group PLC	15,694	1,177,225
Sensient Technologies Corp.	2,750	134,530
Uni-Charm Corp.	1,300	70,668

		$3,059,333
Consumer Services - 1.0%
Apollo Group, Inc., “A” (a)	9,770	$315,473
DeVry, Inc.	2,540	91,796
Diamond Resorts International, Inc. (a)	3,690	64,575
Estacio Participacoes S.A., ADR	18,750	146,438
HomeAway, Inc. (a)	3,324	135,819
Houghton Mifflin Harcourt Co. (a)	2,370	45,599
ITT Educational Services, Inc. (a)	16,940	498,036
Kroton Educacional S.A.	6,100	93,222
MakeMyTrip Ltd. (a)	3,440	95,460
Priceline.com, Inc. (a)	1,226	1,403,635

		$2,890,053
Containers - 0.6%
Ball Corp.	1,040	$53,238
Brambles Ltd.	48,350	379,432
Crown Holdings, Inc. (a)	680	27,948
Greif, Inc., “A”	2,800	141,764
Owens-Illinois, Inc. (a)	1,340	42,934
Packaging Corp. of America	12,310	795,226
Sealed Air Corp.	1,950	60,821
Silgan Holdings, Inc.	1,110	50,871
Viscofan S.A.	2,184	115,702

		$1,667,936
Electrical Equipment - 1.7%
AMETEK, Inc.	12,932	$639,099
Amphenol Corp., “A”	1,850	160,728
Danaher Corp. (s)	12,900	959,631
General Electric Co.	8,180	205,563
Legrand S.A.	459	24,381
Mettler-Toledo International, Inc. (a)	3,487	858,848
MSC Industrial Direct Co., Inc., “A”	940	78,979
Pentair Ltd.	3,018	224,328
Schneider Electric S.A.	2,337	188,768
Sensata Technologies Holding B.V. (a)	3,800	142,272
Siemens AG	1,547	196,042
Spectris PLC	9,081	331,706
Tyco International Ltd.	14,690	594,798
W.W. Grainger, Inc.	149	34,938
WESCO International, Inc. (a)	680	56,413

		$4,696,494
Electronics - 1.5%
Altera Corp.	7,460	$249,388
Analog Devices, Inc.	1,160	55,993

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Entegris, Inc. (a)	4,880	$51,338
Entropic Communications, Inc. (a)	9,530	39,740
Halma PLC	72,583	714,125
Infineon Technologies AG	6,323	65,289
Jabil Circuit, Inc.	1,720	30,908
JDS Uniphase Corp. (a)	1,440	19,138
Lattice Semiconductor Corp. (a)	9,540	55,141
M/A-COM Technology Solutions Holdings, Inc. (a)	5,840	99,280
MaxLinear, Inc., “A” (a)	7,110	72,949
Media Tek, Inc.	9,000	118,835
Mellanox Technologies Ltd. (a)	2,960	110,319
Micrel, Inc.	7,270	72,555
Microchip Technology, Inc.	2,620	117,533
MKS Instruments, Inc.	1,610	48,509
NXP Semiconductors N.V. (a)	1,740	84,129
Rubicon Technology, Inc. (a)	5,670	62,200
SanDisk Corp.	2,400	166,920
Silicon Laboratories, Inc. (a)	3,190	150,696
Siliconware Precision Industries Co. Ltd., ADR	30,734	175,491
Stratasys Ltd. (a)	200	24,112
Taiwan Semiconductor Manufacturing Co. Ltd.	18,654	63,969
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,662	1,161,761
Ultratech, Inc. (a)	9,090	229,977
Universal Display Corp. (a)	800	25,984

		$4,066,279
Energy - Independent - 2.7%
Alpha Natural Resources, Inc. (a)	6,830	$38,794
Anadarko Petroleum Corp.	5,340	430,885
Antero Resources Corp. (a)	2,080	122,179
Cabot Oil & Gas Corp.	18,506	739,870
Cairn Energy PLC (a)	5,297	18,774
Canadian Oil Sands Ltd.	4,190	75,504
Cenovus Energy, Inc.	1,640	42,909
Chesapeake Energy Corp.	8,500	228,735
Cimarex Energy Co.	480	47,030
CONSOL Energy, Inc.	6,950	259,583
Energen Corp.	1,600	113,152
EOG Resources, Inc.	83	13,715
EQT Corp.	1,150	106,732
Galp Energia SGPS S.A.	1,716	26,569
Goodrich Petroleum Corp. (a)	1,460	25,141
Gulfport Energy Corp. (a)	1,460	88,987
HollyFrontier Corp.	2,560	118,528
INPEX Corp.	69,500	817,674
Marathon Petroleum Corp.	13,319	1,159,419
Noble Energy, Inc.	1,637	102,034
Occidental Petroleum Corp.	6,020	527,171
Oil Search Ltd.	5,240	36,824
PDC Energy, Inc. (a)	710	35,401
Peabody Energy Corp.	7,690	131,115
Pioneer Natural Resources Co.	2,623	444,126
Range Resources Corp.	1,270	109,461
Reliance Industries Ltd.	3,361	44,585
Rice Energy, Inc. (a)	5,710	134,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Rosetta Resources, Inc. (a)	840	$35,792
SM Energy Co.	7,330	606,631
Valero Energy Corp.	13,290	679,119
Walter Energy, Inc.	6,800	77,248

		$7,437,986
Energy - Integrated - 1.1%
BG Group PLC	29,338	$492,898
Chevron Corp.	5,290	590,523
Exxon Mobil Corp. (s)	11,875	1,094,400
Hess Corp.	5,520	416,705
Petroleo Brasileiro S.A., ADR	5,570	62,440
Royal Dutch Shell PLC, “A”	10,270	355,131

		$3,012,097
Engineering - Construction - 0.1%
Fluor Corp.	290	$22,028
JGC Corp.	4,000	150,850
Team, Inc. (a)	1,760	74,501

		$247,379
Entertainment - 0.1%
AMC Entertainment Holdings, Inc., “A” (a)	3,450	$73,727
AMC Networks, Inc., “A” (a)	1,470	94,727
Carmike Cinemas, Inc. (a)	4,050	109,796
Cinemark Holdings, Inc.	2,580	75,620
DHX Media Ltd.	2,340	9,980

		$363,850
Food & Beverages - 2.4%
Booker Group PLC	46,871	$119,275
Britvic PLC	14,881	169,528
Bunge Ltd.	1,190	90,154
Coca-Cola Co.	11,927	451,079
Coca-Cola Enterprises, Inc.	1,780	77,056
Dr Pepper Snapple Group, Inc.	1,260	60,329
General Mills, Inc.	7,620	365,912
Groupe Danone	29,792	1,969,044
Grupo Lala S.A.B. de C.V.	15,300	32,604
Ingredion, Inc.	1,190	74,137
J.M. Smucker Co.	890	85,787
Kerry Group PLC	2,044	137,561
M. Dias Branco S.A. Industria e Comercio de Alimentos	1,500	51,286
Mead Johnson Nutrition Co., “A”	1,270	97,650
Mondelez International, Inc.	14,900	487,975
Nestle S.A.	25,144	1,824,822
Nestle S.A., ADR	6,770	491,841
Pinnacle Foods, Inc.	4,740	127,980
Tate & Lyle PLC	4,990	62,138

		$6,776,158
Food & Drug Stores - 0.8%
Alimentation Couche-Tard, Inc.	2,023	$147,800
Brazil Pharma S.A. (a)	13,100	27,250
Cosmos Pharmaceutical Corp.	736	92,202

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - continued
CVS Caremark Corp.	11,362	$769,435
Empire Co. Ltd., “A”	910	58,085
Fairway Group Holdings Corp. (a)	5,200	61,100
Kroger Co.	30,272	1,092,819
Sundrug Co. Ltd.	1,200	50,339
Wumart Stores, Inc.	12,000	15,295

		$2,314,325
Furniture & Appliances - 0.0%
SodaStream International Ltd. (a)	1,080	$39,485

Gaming & Lodging - 0.5%
Ladbrokes PLC	43,263	$106,324
Norwegian Cruise Line Holdings Ltd. (a)	1,790	62,686
Paddy Power PLC	671	53,131
Sands China Ltd.	12,800	98,843
Wynn Resorts Ltd.	5,031	1,093,840

		$1,414,824
General Merchandise - 0.7%
Five Below, Inc. (a)	1,740	$63,771
Kohl’s Corp.	2,040	103,285
Macy’s, Inc.	20,190	1,074,108
Target Corp.	6,030	341,539
Wal-Mart Stores, Inc.	3,081	230,089
Woolworths Holdings Ltd.	14,144	77,011

		$1,889,803
Health Maintenance Organizations - 0.5%
Aetna, Inc.	6,900	$471,477
BioScrip, Inc. (a)	7,270	61,868
Molina Healthcare, Inc. (a)	1,570	56,520
Odontoprev S.A.	6,500	24,241
UnitedHealth Group, Inc.	630	45,536
WellPoint, Inc.	7,010	602,860

		$1,262,502
Insurance - 3.3%
ACE Ltd.	290	$27,205
Aflac, Inc.	6,270	393,631
AIA Group Ltd.	124,800	575,546
Allied World Assurance Co.	1,690	173,935
American International Group, Inc.	10,090	483,916
Amlin PLC	22,144	152,235
Aon PLC	1,050	84,483
Aspen Insurance Holdings Ltd.	2,040	79,356
Assurant, Inc.	3,370	220,230
Beazley PLC	153,388	644,255
Delta Lloyd N.V.	2,000	51,480
Everest Re Group Ltd.	7,954	1,151,421
Genworth Financial, Inc. (a)	2,390	35,253
Hanover Insurance Group, Inc.	2,270	126,053
Hartford Financial Services Group, Inc.	1,220	40,565
Hiscox Ltd.	15,552	163,111
ING Groep N.V. (a)	9,297	123,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Jardine Lloyd Thompson Group PLC	26,958	$468,866
Lincoln National Corp.	1,930	92,698
MetLife, Inc.	15,810	775,481
Protective Life Corp.	1,290	63,223
Prudential Financial, Inc.	6,270	529,125
Sony Financial Holdings, Inc.	2,500	40,399
Storebrand A.S.A. (a)	16,166	96,083
Symetra Financial Corp.	7,810	149,562
Third Point Reinsurance Ltd. (a)	7,880	125,844
Travelers Cos., Inc.	13,100	1,064,768
Unum Group	1,540	49,588
Validus Holdings Ltd.	27,272	979,610
Zurich Insurance Group AG	313	90,898

		$9,052,202
Internet - 1.7%
ChannelAdvisor Corp. (a)	250	$10,843
eBay, Inc. (a)	5,790	308,028
Facebook, Inc., “A “ (a)	24,380	1,525,457
Google, Inc., “A” (a)	1,356	1,601,395
LinkedIn Corp., “A” (a)	1,352	290,964
Millennial Media, Inc. (a)	9,840	78,130
Naver Corp. (a)	573	362,613
Shutterfly, Inc. (a)	1,750	82,880
Yahoo Japan Corp.	15,500	87,264
Yahoo!, Inc. (a)	7,150	257,543
Yelp, Inc. (a)	3,030	230,129

		$4,835,246
Leisure & Toys - 0.1%
Brunswick Corp.	1,640	$67,994
Callaway Golf Co.	10,070	82,272
Hasbro, Inc.	700	34,384
Mattel, Inc.	1,350	51,084

		$235,734
Machinery & Tools - 1.7%
Allison Transmission Holdings, Inc.	7,250	$208,293
Atlas Copco AB, “A”	5,536	150,412
Burckhardt Compression Holding AG	399	179,883
Columbus McKinnon Corp. (a)	3,170	78,362
Cummins, Inc.	535	67,934
Douglas Dynamics, Inc.	5,460	79,279
Eaton Corp. PLC	1,830	133,755
Finning International, Inc.	2,120	51,299
Flowserve Corp.	1,686	121,948
GEA Group AG	6,706	314,609
Herman Miller, Inc.	2,320	65,030
IPG Photonics Corp. (a)	1,958	130,931
Joy Global, Inc.	9,200	485,668
Kennametal, Inc.	4,640	201,098
Nordson Corp.	780	54,070
Oshkosh Corp.	3,060	165,668
Polypore International, Inc. (a)	5,920	196,248
Proto Labs, Inc. (a)	570	45,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Regal Beloit Corp.	2,010	$148,921
Roper Industries, Inc.	2,201	302,065
Schindler Holding AG	824	119,512
Spirax-Sarco Engineering PLC	3,494	167,719
SPX Corp.	840	83,639
Timken Co.	2,010	113,223
United Rentals, Inc. (a)	420	33,995
WABCO Holdings, Inc. (a)	2,650	228,483
Weir Group PLC	20,750	714,283

		$4,641,562
Major Banks - 2.9%
Bank of America Corp.	2,200	$36,850
Bank of New York Mellon Corp.	11,200	357,952
BNP Paribas	2,136	165,503
Comerica, Inc.	3,578	163,872
Goldman Sachs Group, Inc.	1,591	261,115
HSBC Holdings PLC	149,909	1,545,150
Huntington Bancshares, Inc.	22,210	201,445
JPMorgan Chase & Co. (s)	34,170	1,891,651
KeyCorp	7,660	97,742
Mitsubishi UFJ Financial Group, Inc.	18,100	108,696
Morgan Stanley	11,870	350,284
PNC Financial Services Group, Inc.	3,130	250,024
Regions Financial Corp.	5,910	60,105
Royal Bank of Scotland Group PLC (a)	23,550	131,627
Standard Chartered PLC	29,276	596,773
State Street Corp.	1,390	93,061
Sumitomo Mitsui Financial Group, Inc.	14,500	670,794
Wells Fargo & Co.	20,380	924,029
Westpac Banking Corp.	7,010	189,381

		$8,096,054
Medical & Health Technology & Services - 1.7%
Advisory Board Co. (a)	1,150	$72,807
AmerisourceBergen Corp.	8,230	553,221
Capital Senior Living Corp. (a)	3,560	79,993
Cardinal Health, Inc.	7,800	530,556
Cerner Corp. (a)	3,080	175,221
Community Health Systems, Inc. (a)	3,340	138,309
Cross Country Healthcare, Inc. (a)	7,450	80,460
Express Scripts Holding Co. (a)	4,532	338,495
HCA Holdings, Inc. (a)	7,400	371,998
Healthcare Services Group, Inc.	3,750	101,738
HealthStream, Inc. (a)	560	16,251
Henry Schein, Inc. (a)	1,490	171,186
Hogy Medical Co. Ltd.	3,300	171,508
Kobayashi Pharmaceutical Co. Ltd.	18,000	976,805
McKesson Corp.	3,825	667,118
MEDNAX, Inc. (a)	1,900	105,716
Miraca Holdings, Inc.	4,800	226,912
Universal Health Services, Inc.	410	33,628

		$4,811,922

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 1.5%
Abbott Laboratories	29,189	$1,070,069
Ansell Ltd.	6,034	100,804
Cardiovascular Systems, Inc. (a)	3,160	107,187
CareFusion Corp. (a)	2,080	84,802
Cepheid, Inc. (a)	2,460	130,036
Cooper Cos., Inc.	518	64,377
Covidien PLC	1,390	94,854
DENTSPLY International, Inc.	1,990	91,819
Endologix, Inc. (a)	10,100	161,600
Essilor International S.A.	2,393	240,541
GenMark Diagnostics, Inc. (a)	3,470	44,832
Globus Medical, Inc., “A” (a)	3,040	71,136
Nihon Kohden Corp.	2,100	81,816
Novadaq Technologies, Inc. (a)	1,120	22,949
NxStage Medical, Inc. (a)	3,400	44,030
PerkinElmer, Inc.	6,980	304,328
Sonova Holding AG	483	66,378
St. Jude Medical, Inc.	6,270	380,777
Stryker Corp.	400	31,040
TearLab Corp. (a)	6,070	40,608
Teleflex, Inc.	1,760	164,806
Thermo Fisher Scientific, Inc.	7,160	824,402
Uroplasty, Inc. (a)	5,280	23,866

		$4,247,057
Metals & Mining - 0.6%
Cameco Corp.	2,800	$59,416
Century Aluminum Co. (a)	5,590	65,235
Gerdau S.A., ADR	7,230	50,972
Globe Specialty Metals, Inc.	5,010	87,575
GrafTech International Ltd. (a)	22,030	225,808
Horsehead Holding Corp. (a)	9,660	147,991
Iluka Resources Ltd.	51,271	392,145
Molycorp, Inc. (a)	12,520	60,722
Rio Tinto Ltd.	3,709	212,339
Rio Tinto PLC	4,620	246,338
Uranium Participation Corp. (a)	4,070	20,172

		$1,568,713
Natural Gas - Distribution - 0.3%
AGL Resources, Inc.	2,950	$140,951
China Resources Gas Group Ltd.	12,000	37,027
GDF Suez	4,067	89,874
National Fuel Gas Co.	3,330	250,949
NiSource, Inc.	1,740	59,804
NorthWestern Corp.	1,060	47,923
Snam S.p.A.	11,190	61,424
Spectra Energy Corp.	2,720	97,784
Tokyo Gas Co. Ltd.	17,000	85,114
UGI Corp.	1,770	76,800

		$947,650
Natural Gas - Pipeline - 0.1%
Kinder Morgan, Inc.	738	$25,099
QEP Midstream Partners LP	2,220	53,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - continued
StealthGas, Inc. (a)	6,570	$63,072

		$141,229
Network & Telecom - 0.5%
Ericsson, Inc., “B”	81,713	$997,808
Polycom, Inc. (a)	4,550	54,282
Qualcomm, Inc.	1,429	106,060
VTech Holdings Ltd.	12,900	155,453

		$1,313,603
Oil Services - 0.5%
Atwood Oceanics, Inc. (a)	3,150	$149,310
C&J Energy Services, Inc. (a)	5,590	130,694
Cameron International Corp. (a)	1,780	106,747
Dresser-Rand Group, Inc. (a)	2,510	143,070
Ensco PLC, “A”	1,480	74,548
FMC Technologies, Inc. (a)	1,700	84,048
Frank’s International N.V.	3,280	76,883
Halliburton Co.	840	41,168
John Wood Group PLC	9,237	97,638
Noble Corp. PLC	1,460	45,304
Schlumberger Ltd.	170	14,887
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	1,192	124,529
Superior Energy Services, Inc.	3,120	73,757
Technip	540	46,065
Tesco Corp. (a)	4,900	103,488
Tidewater, Inc.	1,410	73,109

		$1,385,245
Other Banks & Diversified Financials - 2.8%
Aaron’s, Inc.	3,240	$87,124
Aeon Financial Service Co. Ltd.	1,900	43,942
American Express Co.	630	53,563
BB&T Corp.	3,770	141,036
Berkshire Hills Bancorp, Inc.	2,240	54,790
Brookline Bancorp, Inc.	9,520	84,728
CAI International, Inc. (a)	6,590	136,347
Cathay General Bancorp, Inc.	3,160	74,260
Chiba Bank Ltd.	21,000	132,088
Citigroup, Inc.	22,669	1,075,191
Credicorp Ltd.	4,434	584,933
DBS Group Holdings Ltd.	5,000	64,561
Discover Financial Services	23,408	1,255,839
Erste Group Bank AG	3,737	136,108
EZCORP, Inc., “A” (a)	9,100	99,918
Fifth Third Bancorp	29,960	629,759
First Interstate BancSystem, Inc.	2,920	74,927
First Republic Bank	1,520	73,766
HDFC Bank Ltd., ADR	1,550	48,500
Itau Unibanco Holding S.A., ADR	2,009	24,590
Julius Baer Group Ltd.	2,360	114,662
Jyske Bank (a)	2,609	133,412
Kasikornbank Public Co. Ltd., NVDR	8,800	45,320
KBC Group N.V.	8,799	520,437
MasterCard, Inc., “A”	3,573	270,405

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
New York Community Bancorp, Inc.	3,130	$50,675
PrivateBancorp, Inc.	5,220	149,240
Public Bank Berhad	19,000	108,442
Regional Management Corp. (a)	1,360	45,193
Sandy Spring Bancorp, Inc.	2,600	64,922
Sberbank of Russia, ADR	2,613	28,273
SLM Corp.	5,610	127,684
SunTrust Banks, Inc.	1,980	73,300
TCF Financial Corp.	14,240	229,264
Textainer Group Holdings Ltd.	2,520	91,451
UniCredit S.p.A.	10,090	75,935
Visa, Inc., “A”	4,041	870,553

		$7,875,138
Pharmaceuticals - 3.8%
Actavis PLC (a)	3,630	$685,997
Aratana Therapeutics Inc. (a)	1,060	22,801
Bayer AG	13,206	1,743,512
Bristol-Myers Squibb Co.	14,210	710,074
Endo Health Solutions, Inc. (a)	13,560	893,333
Forest Laboratories, Inc. (a)	8,310	550,953
Genomma Lab Internacional S.A., “B” (a)	66,393	164,270
GlaxoSmithKline PLC	28,128	723,188
Johnson & Johnson	13,450	1,189,922
Kythera Biopharmaceuticals, Inc. (a)	1,650	75,900
Merck & Co., Inc.	5,060	268,028
Mylan, Inc. (a)	1,680	76,289
Novartis AG	4,520	357,951
Perrigo Co. PLC	1,671	260,108
Pfizer, Inc.	44,439	1,350,946
Roche Holding AG	2,869	788,884
Santen Pharmaceutical Co. Ltd.	2,500	105,070
TherapeuticsMD, Inc. (a)	3,880	25,530
Tsumura & Co.	4,000	99,364
Valeant Pharmaceuticals International, Inc. (a)	2,510	340,456
Zoetis, Inc.	780	23,681

		$10,456,257
Pollution Control - 0.1%
Progressive Waste Solutions Ltd.	3,790	$86,981
Stericycle, Inc. (a)	1,203	140,823

		$227,804
Printing & Publishing - 0.2%
Moody’s Corp.	4,885	$364,323
UBM PLC	21,983	245,737

		$610,060
Railroad & Shipping - 0.5%
Canadian National Railway Co.	10,490	$561,215
Diana Shipping, Inc. (a)	21,290	259,951
Kansas City Southern Co.	1,664	175,702
Navigator Holdings Ltd. (a)	1,400	31,892
Navios Maritime Holdings, Inc.	10,090	95,653
Union Pacific Corp.	877	152,808

		$1,277,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 0.8%
Annaly Mortgage Management, Inc., REIT	4,270	$45,988
Ascendas Real Estate Investment Trust, REIT	94,000	156,355
Big Yellow Group PLC, REIT	4,620	39,341
BioMed Realty Trust, Inc., REIT	4,360	85,064
Corporate Office Properties Trust, REIT	7,760	192,836
DDR Corp., REIT	4,230	66,284
Deutsche Wohnen AG (a)	1,848	33,598
EPR Properties, REIT	3,290	168,053
Equity Lifestyle Properties, Inc., REIT	1,350	53,069
Hatteras Financial Corp., REIT	4,920	88,265
Macquarie Mexico Real Estate S.A. de C.V., REIT	54,100	98,945
Mid-America Apartment Communities, Inc., REIT	980	63,249
Midland Holdings Ltd.	204,000	93,353
Mitsubishi Estate Co. Ltd.	3,000	73,303
Select Income, REIT	3,370	93,012
Simon Property Group, Inc., REIT	1,489	230,557
TAG Immobilien AG	7,130	86,402
Vornado Realty Trust, REIT	2,000	183,660
Weyerhaeuser Co., REIT	16,130	481,964

		$2,333,298
Restaurants - 0.6%
ARAMARK Holdings Corp. (a)	2,290	$56,586
Arcos Dorados Holdings, Inc.	26,102	231,264
BJ’s Restaurants, Inc. (a)	2,190	62,108
Chuy’s Holdings, Inc. (a)	410	14,809
McDonald’s Corp.	4,555	428,944
Starbucks Corp.	4,730	336,398
Whitbread PLC	6,706	413,510
YUM! Brands, Inc.	450	30,218

		$1,573,837
Specialty Chemicals - 1.0%
Airgas, Inc.	1,210	$124,920
Akzo Nobel N.V.	3,786	272,721
Albemarle Corp.	1,020	65,464
Chugoku Marine Paints Ltd.	5,000	27,128
Elementis PLC	42,188	177,474
Filtrona PLC	13,097	178,593
FMC Corp.	3,390	239,436
JSR Corp.	4,600	81,772
Kansai Paint Co. Ltd.	5,000	67,500
Linde AG	4,748	899,710
Rockwood Holdings, Inc.	1,750	119,928
Sika AG	75	247,174
Symrise AG	2,031	92,544
Taminco Corp. (a)	3,130	62,944
Tronox Ltd., “A”	3,870	84,985
Valspar Corp.	1,160	81,525
W.R. Grace & Co. (a)	300	28,296

		$2,852,114
Specialty Stores - 1.6%
Advance Auto Parts, Inc.	950	$109,070
Amazon.com, Inc. (a)	1,680	602,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
American Eagle Outfitters, Inc.	10,730	$145,177
ANN, Inc. (a)	3,370	108,986
AutoZone, Inc. (a)	201	99,507
Bed Bath & Beyond, Inc. (a)	1,250	79,813
Best Buy Co., Inc.	2,730	64,264
Children’s Place Retail Stores, Inc. (a)	10,590	557,775
Citi Trends, Inc. (a)	4,420	70,720
Gordmans Stores, Inc.	5,900	42,598
Home Depot, Inc.	1,900	146,015
Industria de Diseno Textil S.A.	4,145	618,853
Kirkland’s, Inc. (a)	2,050	38,602
Monro Muffler Brake, Inc.	1,170	64,947
NEXT PLC	1,809	185,863
Nitori Co. Ltd.	1,550	150,127
Ross Stores, Inc.	9,732	660,900
Sally Beauty Holdings, Inc. (a)	2,410	68,396
Staples, Inc.	19,980	262,937
Tiffany & Co.	1,680	139,759
Tile Shop Holdings, Inc. (a)	4,450	62,879
Tilly’s, Inc. (a)	4,610	53,522
Tractor Supply Co.	1,778	118,255

		$4,451,564
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	9,936	$803,624
KDDI Corp.	20,100	1,105,138
SBA Communications Corp. (a)	170	15,768
TIM Participacoes S.A., ADR	4,410	114,792
Vodafone Group PLC	45,619	169,897

		$2,209,219
Telephone Services - 0.8%
AT&T, Inc.	9,960	$331,867
Bezeq - The Israel Telecommunication Corp. Ltd.	11,050	16,941
British Telecom Group, PLC	8,080	50,913
CenturyLink, Inc.	4,726	136,392
China Unicom (Hong Kong) Ltd.	312,000	406,954
Colt Group S.A. (a)	7,189	14,950
Frontier Communications Corp.	16,030	75,341
Quebecor, Inc., “B”	1,850	39,400
TDC A.S.	5,168	48,575
Telecom Italia S.p.A.	46,398	39,111
Telefonica Brasil S.A., ADR	1,840	34,960
Verizon Communications, Inc.	21,077	1,012,118
Windstream Holdings, Inc.	8,170	61,112

		$2,268,634
Tobacco - 1.4%
Altria Group, Inc.	6,068	$213,715
British American Tobacco PLC	7,989	382,962
Japan Tobacco, Inc.	30,700	948,219
Lorillard, Inc.	22,720	1,118,278
Philip Morris International, Inc.	13,401	1,047,154
Swedish Match AB	5,090	149,171

		$3,859,499

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	14,539	$513,663
Celadon Group, Inc.	2,420	50,288
DSV A.S.	6,988	224,075
Expeditors International of Washington, Inc.	970	39,634
Marten Transport Ltd.	5,110	97,448
Swift Transportation Co. (a)	35,660	777,388
Yamato Holdings Co. Ltd.	37,500	786,546

		$2,489,042
Utilities - Electric Power - 1.0%
AES Corp.	68,150	$958,189
American Electric Power Co., Inc.	540	26,357
Calpine Corp. (a)	2,500	47,450
CenterPoint Energy, Inc.	1,480	34,632
CMS Energy Corp.	4,960	137,838
DTE Energy Co.	860	58,669
Edison International	7,760	373,722
El Paso Electric Co.	2,030	73,953
Energias do Brasil S.A.	10,600	42,387
Great Plains Energy, Inc.	25,990	641,433
Northeast Utilities	3,340	146,292
NRG Energy, Inc.	2,325	64,751
Portland General Electric Co.	1,690	51,004
Public Service Enterprise Group, Inc.	3,020	100,687
Tractebel Energia S.A., ADR	9,364	131,845

		$2,889,209
Total Common Stocks		$180,284,267

Bonds - 18.2%
Automotive - 0.9%
American Honda Finance Corp., 2.125%, 2017 (n)	$400,000	$409,150
Daimler Finance North America LLC, 1.875%, 2018 (n)	250,000	250,361
Ford Motor Credit Co. LLC, 1.7%, 2016	800,000	809,435
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	400,000	400,333
TRW Automotive, Inc., 4.5%, 2021 (n)	209,000	211,613
TRW Automotive, Inc., 4.45%, 2023 (n)	325,000	315,250

		$2,396,142
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020	$325,000	$379,600

Broadcasting - 0.7%
21st Century Fox America, Inc., 5.4%, 2043	$300,000	$315,362
CBS Corp., 3.375%, 2022	300,000	293,126
Discovery Communications, Inc., 4.875%, 2043	325,000	312,319
Myriad International Holdings B.V., 6%, 2020	300,000	315,000
Omnicom Group, Inc., 3.625%, 2022	300,000	299,125
WPP Finance, 3.625%, 2022	400,000	393,870

		$1,928,802
Building - 0.2%
Mohawk Industries, Inc., 3.85%, 2023	$300,000	$293,625
Owens Corning, Inc., 4.2%, 2022	300,000	296,365

		$589,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - 0.4%
Fidelity National Information Services, Inc., 3.5%, 2023	$700,000	$655,993
Tencent Holdings Ltd., 3.375%, 2018 (n)	400,000	406,231

		$1,062,224
Cable TV - 0.7%
Comcast Corp., 4.65%, 2042	$325,000	$311,435
Cox Communications, Inc., 6.25%, 2018 (n)	400,000	462,378
DIRECTV Holdings LLC, 5.15%, 2042	300,000	276,051
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	400,000	393,902
Time Warner Cable, Inc., 4.5%, 2042	625,000	478,413

		$1,922,179
Chemicals - 0.5%
CF Industries, Inc., 4.95%, 2043	$300,000	$277,151
Dow Chemical Co., 8.55%, 2019	325,000	418,164
LyondellBasell Industries N.V., 5%, 2019	600,000	671,795

		$1,367,110
Consumer Products - 0.3%
Mattel, Inc., 5.45%, 2041	$300,000	$316,524
Newell Rubbermaid, Inc., 4.7%, 2020	400,000	431,748

		$748,272
Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$400,000	$390,020

Energy - Independent - 1.0%
Anadarko Petroleum Corp., 6.375%, 2017	$625,000	$717,896
Continental Resources, Inc., 4.5%, 2023	400,000	409,892
EQT Corp., 4.875%, 2021	500,000	527,744
Noble Energy, Inc., 4.15%, 2021	300,000	315,063
Pioneer Natural Resources Co., 3.95%, 2022	300,000	304,930
Southwestern Energy Co., 7.5%, 2018	400,000	478,224

		$2,753,749
Energy - Integrated - 0.1%
LUKOIL International Finance B.V., 4.563%, 2023	$300,000	$276,750

Entertainment - 0.1%
Time Warner, Inc., 5.35%, 2043	$300,000	$312,641

Financial Institutions - 0.6%
General Electric Capital Corp., 1.6%, 2017	$800,000	$802,925
General Electric Capital Corp., 3.15%, 2022	400,000	392,137
International Lease Finance Corp., 7.125%, 2018 (n)	325,000	376,188

		$1,571,250
Food & Beverages - 1.2%
Anheuser-Busch Inbev S.A., 4.625%, 2044	$600,000	$611,862
BFF International Ltd., 7.25%, 2020	100,000	109,000
Conagra Foods, Inc., 3.2%, 2023	300,000	286,294
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	300,000	301,079
J.M. Smucker Co., 3.5%, 2021	400,000	404,684
Kraft Foods Group, Inc., 6.5%, 2040	300,000	367,399
SABMiller Holdings, Inc., 3.75%, 2022 (n)	300,000	307,131
Tyson Foods, Inc., 4.5%, 2022	400,000	416,952

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.9%, 2019 (n)	$600,000	$605,072

		$3,409,473
Food & Drug Stores - 0.4%
CVS Caremark Corp., 2.75%, 2022	$300,000	$282,696
CVS Caremark Corp., 5.75%, 2041	325,000	368,209
Walgreen Co., 1.8%, 2017	400,000	403,774

		$1,054,679
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 5.4%, 2020 (n)	$325,000	$367,877
International Paper Co., 6%, 2041	300,000	340,761
Packaging Corp. of America, 3.9%, 2022	230,000	228,924

		$937,562
Gaming & Lodging - 0.5%
Carnival Corp., 1.875%, 2017	$471,000	$471,603
Wyndham Worldwide Corp., 2.5%, 2018	500,000	506,145
Wyndham Worldwide Corp., 4.25%, 2022	300,000	302,674

		$1,280,422
Insurance - 0.5%
American International Group, Inc., 3.8%, 2017	$300,000	$321,209
American International Group, Inc., 4.875%, 2022	325,000	353,683
Prudential Financial, Inc., 4.75%, 2015	800,000	850,522

		$1,525,414
Insurance - Health - 0.2%
Wellpoint, Inc., 1.875%, 2018	$500,000	$498,833

Insurance - Property & Casualty - 0.2%
CNA Financial Corp., 5.875%, 2020	$400,000	$463,176

Major Banks - 1.8%
Bank of America Corp., 2%, 2018	$800,000	$800,699
Bank of America Corp., 4.125%, 2024	561,000	566,443
Goldman Sachs Group, Inc., 5.625%, 2017	600,000	662,786
Goldman Sachs Group, Inc., 2.625%, 2019	500,000	500,426
JPMorgan Chase & Co., 4.25%, 2020	800,000	856,870
JPMorgan Chase & Co. , 6.75% to 2024, FRN to 2049	500,000	506,750
Morgan Stanley, 1.75%, 2016	300,000	304,384
Morgan Stanley, 5.5%, 2021	450,000	507,336
Regions Financial Corp., 2%, 2018	325,000	317,832

		$5,023,526
Medical & Health Technology & Services - 0.3%
Express Scripts Holding Co., 2.65%, 2017	$500,000	$518,007
Thermo Fisher Scientific, Inc., 3.15%, 2023	400,000	382,906

		$900,913
Metals & Mining - 0.6%
Barrick Gold Corp., 4.1%, 2023	$325,000	$300,010
Plains Exploration & Production Co., 6.875%, 2023	625,000	690,625
Rio Tinto Finance (USA) PLC, 3.5%, 2022	325,000	321,683
Southern Copper Corp., 5.25%, 2042	625,000	503,134

		$1,815,452

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 1.0%
El Paso Pipeline Partners LP, 5%, 2021	$500,000	$531,253
Energy Transfer Partners LP, 6.5%, 2042	325,000	355,880
Enterprise Products Partners LP, 4.45%, 2043	300,000	279,024
Kinder Morgan Energy Partners LP, 5.3%, 2020	300,000	334,675
NiSource Finance Corp., 3.85%, 2023	300,000	297,383
NiSource Finance Corp., 4.8%, 2044	300,000	286,945
Spectra Energy Partners LP, 4.75%, 2024	300,000	316,541
Williams Cos., Inc., 3.7%, 2023	300,000	269,811

		$2,671,512
Network & Telecom - 0.6%
AT&T, Inc., 1.4%, 2017	$400,000	$395,864
Verizon Communications, Inc., 3.65%, 2018	800,000	851,042
Verizon Communications, Inc., 5.15%, 2023	325,000	353,329

		$1,600,235
Other Banks & Diversified Financials - 1.4%
American Express Co., 2.65%, 2022	$325,000	$306,881
BB&T Corp., 3.95%, 2016	425,000	452,620
BPCE S.A., 5.15%, 2024	300,000	294,867
Capital One Bank (USA) N.A., 3.375%, 2023	350,000	333,666
Capital One Financial Corp., 2.15%, 2015	500,000	507,885
Citigroup, Inc., 1.25%, 2016	500,000	502,308
Discover Bank, 7%, 2020	500,000	590,965
Macquarie Group Ltd., 3%, 2018 (n)	325,000	326,398
Swedbank AB, 2.125%, 2017 (n)	300,000	303,218
U.S. Bancorp, 3%, 2022	300,000	295,194

		$3,914,002
Pharmaceuticals - 1.0%
AbbVie, Inc., 1.75%, 2017	$400,000	$401,878
Amgen, Inc., 2.3%, 2016	500,000	516,200
Celgene Corp., 2.45%, 2015	500,000	514,457
Mylan, Inc., 2.55%, 2019	400,000	400,832
Teva Pharmaceutical Finance B.V., 2.95%, 2022	600,000	554,784
Watson Pharmaceuticals, Inc., 4.625%, 2042	300,000	284,079

		$2,672,230
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 2021	$300,000	$335,120

Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2024	$300,000	$315,449

Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 2044	$325,000	$289,707

Real Estate - 0.6%
Boston Properties LP, REIT, 3.7%, 2018	$400,000	$425,604
ERP Operating LP, REIT, 5.375%, 2016	400,000	441,040
Simon Property Group, Inc., REIT, 4.375%, 2021	400,000	431,768
WEA Finance LLC, 6.75%, 2019 (n)	300,000	358,769

		$1,657,181

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Bonds - continued
Retailers - 0.5%
Dollar General Corp., 3.25%, 2023			$325,000	$300,329
Gap, Inc., 5.95%, 2021			625,000	698,946
Home Depot, Inc., 4.875%, 2044			300,000	314,042

				$1,313,317
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 2021			$400,000	$426,921
Mexichem S.A.B. de C.V., 6.75%, 2042			300,000	280,500

				$707,421
Specialty Stores - 0.1%
Advance Auto Parts, Inc., 4.5%, 2023			$325,000	$330,928

Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 2023			$325,000	$307,747
American Tower Corp., REIT, 5%, 2024			400,000	421,084

				$728,831
Tobacco - 0.4%
Altria Group, Inc., 4%, 2024			$325,000	$324,518
Lorillard Tobacco Co., 8.125%, 2019			725,000	902,823

				$1,227,341
Utilities - Electric Power - 0.1%
PPL Corp., 4.2%, 2022			$300,000	$307,958
Total Bonds				$50,679,411
	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	246	$726
Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased - 0.3%
S&P 500 Index - March 2014 @ $1,825			443	$785,439
Issuer			Shares/Par
Money Market Funds - 10.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			29,044,150	$29,044,150
Total Investments				$260,793,993

Other Assets, Less Liabilities - 6.0%				16,712,177
Net Assets - 100.0%				$277,506,170

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,089,817, representing 2.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At January 31, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	17,795,000	4/22/14	$15,769,538	$15,493,522	$276,016
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	2/28/14	324,495	313,001	11,494
SELL	CAD	Goldman Sachs International	14,350,000	4/22/14	13,078,448	12,861,031	217,417
SELL	CHF	Barclays Bank PLC	1,495,000	3/27/14	1,668,732	1,649,610	19,122
SELL	CHF	Morgan Stanley Capital Services, Inc.	18,715,000	3/27/14	20,885,396	20,650,465	234,931
SELL	CLP	JPMorgan Chase Bank N.A.	2,464,400,000	2/28/14	4,684,192	4,424,256	259,936
SELL	EUR	Barclays Bank PLC	10,225,000	3/27/14	13,974,978	13,790,703	184,275
SELL	EUR	Morgan Stanley Capital Services, Inc.	4,040,000	4/22/14	5,501,875	5,448,949	52,926
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	4/22/14	838,327	837,339	988
SELL	NOK	JPMorgan Chase Bank N.A.	31,500,000	3/27/14	5,095,783	5,008,820	86,963
SELL	NZD	Barclays Bank PLC	33,050,000	4/22/14	27,390,551	26,574,087	816,464
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	4/22/14	923,104	920,330	2,774

							$2,163,306

Liability Derivatives
BUY	AUD	Morgan Stanley Capital Services, Inc.	6,274,960	4/22/14	$5,501,875	$5,463,401	$(38,474)
SELL	AUD	Barclays Bank PLC	1,640,000	4/22/14	1,424,112	1,427,895	(3,783)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CAD	Goldman Sachs International	5,916,549	4/22/14	$5,390,000	$5,302,643	$(87,357)
BUY	CLP	JPMorgan Chase Bank N.A.	2,464,400,000	2/28/14	4,631,808	4,424,256	(207,552)
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	2/28/14	572,314	578,946	(6,632)
BUY	EUR	JPMorgan Chase Bank N.A.	3,640,000	4/22/14	4,950,338	4,909,449	(40,889)
SELL	GBP	Morgan Stanley Capital Services, Inc.	8,020,000	3/27/14	13,110,484	13,179,162	(68,678)
SELL	JPY	Morgan Stanley Capital Services, Inc.	730,700,000	3/27/14	7,015,408	7,153,590	(138,182)
BUY	KRW	JPMorgan Chase Bank N.A.	4,259,000,000	2/28/14	3,988,948	3,973,259	(15,689)
BUY	MXN	JPMorgan Chase Bank N.A.	55,960,000	3/27/14	4,283,540	4,167,079	(116,461)
BUY	NOK	JPMorgan Chase Bank N.A.	27,710,000	3/27/14	4,480,684	4,406,172	(74,512)
BUY	PHP	JPMorgan Chase Bank N.A.	467,919,860	2/28/14	10,568,255	10,320,655	(247,600)
BUY	PLN	JPMorgan Chase Bank N.A.	12,520,000	3/27/14	4,083,892	3,958,916	(124,976)
BUY	SEK	JPMorgan Chase Bank N.A.	32,931,707	3/27/14	5,095,783	5,022,540	(73,243)
SELL	SEK	Barclays Bank PLC	48,030,000	3/27/14	7,287,313	7,325,239	(37,926)
BUY	ZAR	JPMorgan Chase Bank N.A.	48,820,000	4/22/14	4,430,713	4,341,265	(89,448)
SELL	ZAR	Barclays Bank PLC	48,820,000	4/22/14	4,272,480	4,341,266	(68,786)

							$(1,440,188)

Futures Contracts at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Short)	EUR	33	$3,435,948	February - 2014	$158,798
CAC 40 Index (Short)	EUR	348	19,557,715	February - 2014	381,555
Canadian S&P/TSX 60 Index (Long)	CAD	68	9,574,644	March - 2014	409,835
FTSE MIB Index (Long)	EUR	104	13,604,984	March - 2014	421,802
MSCI Singapore Free Index (Short)	SGD	56	3,004,008	February - 2014	13,339
OMX Index (Short)	SEK	187	3,718,507	February - 2014	86,841

					$1,472,170

Interest Rate Futures
Euro-BTP (Long)	EUR	36	$5,713,255	March - 2014	$177,170

					$1,649,340

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	112	$12,600,594	March - 2014	$(229,434)
DAX Index (Short)	EUR	2	628,730	March - 2014	(12,547)
DJ Euro Stroxx 50 Index (Long)	EUR	167	6,777,258	March - 2014	(126,518)
E-mini NASDAQ-100 (Long)	USD	15	1,054,200	March - 2014	(10,911)
E-mini Russell 2000 Index (Short)	USD	140	15,796,200	March - 2014	(76,066)
E-mini S&P MidCap 400 Index (Short)	USD	97	12,709,910	March - 2014	(272,803)
FTSE 100 Index (Long)	GBP	67	7,113,476	March - 2014	(267,440)
Hang Seng Index (Long)	HKD	43	6,033,738	February - 2014	(62,882)
MSCI Taiwan Index (Long)	USD	124	3,605,415	February - 2014	(179,661)
S&P 500 Index (Short)	USD	217	96,380,550	March - 2014	(40,235)
Topix Index (Long)	JPY	3	351,750	March - 2014	(12,222)

					$(1,290,719)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	178	$22,383,500	March - 2014	$(147,631)

					$(1,438,350)

Swap Agreements at 1/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$511,509

Credit Default Swaps Agreements
6/20/18	USD	61,000,000	Citibank N.A. (a)	1.00% (fixed rate)	(1)	$1,029,494
6/20/18	USD	6,900,000	Deutsche Bank (b)	1.00% (fixed rate)	(1)	116,451

						$1,145,945

						$1,657,454

Liability Derivatives
Interest Rate Swaps Agreements
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	$(309,647)
10/31/22	AUD	6,600,000	Deutsche Bank	3.73% (fixed rate)	6-Month BBSW	(213,979)
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	(142,306)
1/16/23	AUD	6,700,000	Citibank N.A.	3.9425% (fixed rate)	6-Month BBSW	(151,480)
2/13/23	AUD	3,800,000	Citibank N.A.	3.985% (fixed rate)	6-Month BBSW	(57,669)
2/13/43	USD	1,700,000	Deutsche Bank	2.964% (fixed rate)	3-Month LIBOR	(187,753)
4/26/23	AUD	5,100,000	Citibank N.A.	3.87% (fixed rate)	6-Month BBSW	(141,104)
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	(140,463)
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.4325% (fixed rate)	6-Month LIBOR	(237,478)
5/29/43	USD	8,400,000	Citibank N.A.	3.087% (fixed rate)	3-Month LIBOR	(804,874)

						$(2,386,753)

Cleared Swap Agreements at 10/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
6/20/18	USD	48,600,000	Deutsche Bank (c)	5.00% (fixed rate)	(2)	$3,955,399

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.20 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.20 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $262,755.

(b)	Net unamortized premiums paid by the fund amounted to $58,072.

(c)	Net unamortized premiums paid by the fund amounted to $2,937,398.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is

Portfolio of Investments (unaudited) – continued

assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At January 31, 2014, the fund had cash collateral of $13,864,404 and other liquid securities with an aggregate value of $535,170 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$120,872,720	$—	$—	$120,872,720
United Kingdom	15,964,750	—	—	15,964,750
Japan	270,872	9,942,269	—	10,213,141
France	5,962,538	—	—	5,962,538
Switzerland	5,300,165	—	—	5,300,165
Germany	4,673,176	—	—	4,673,176
Australia	264,183	1,574,168	—	1,838,351
Hong Kong	—	1,681,290	—	1,681,290
Taiwan	1,337,252	182,804	—	1,520,056
Other Countries	11,546,899	1,497,346	—	13,044,245
U.S. Corporate Bonds	—	44,267,143	—	44,267,143
Foreign Bonds	—	6,412,268	—	6,412,268
Mutual Funds	29,044,150	—	—	29,044,150
Total Investments	$195,236,705	$65,557,288	$—	$260,793,993

Other Financial Instruments
Futures Contracts	$681,850	$(470,860)	$—	$210,990
Swap Agreements	—	3,226,100	—	3,226,100
Forward Foreign Currency Exchange Contracts	—	723,118	—	723,118

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $14,541,203 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $169,897 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$256,422,631
Gross unrealized appreciation	10,032,436
Gross unrealized depreciation	(5,661,074)
Net unrealized appreciation (depreciation)	$4,371,362

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,186,874	76,080,620	(65,223,344)	29,044,150

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,431	$29,044,150

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2014, are as follows:

United States	62.2%
United Kingdom	15.2%
Italy	5.4%
Canada	4.5%
Germany	3.9%
Hong Kong	3.3%
Switzerland	2.9%
Australia	2.2%
France	(3.5)%
Other Countries	3.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(5) Subsequent Event

Effective February 1, 2014, the fund changed its name from MFS Diversified Target Return Fund to MFS Global Alternative Strategy Fund. Prior to February 1, 2014, MFS, in conjunction with UBS, attempted to achieve the fund’s objective by generating returns from a combination of (i) MFS’ individual security selection of primarily equity securities and (ii) UBS’ tactical market and currency exposure strategies using derivatives. Effective February 1, 2014, MFS and UBS seek to achieve the fund’s objective by generating returns from a combination of (i) individual security selection of U.S. and foreign equity securities and debt instruments and (ii) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.